FINANCE LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
Note 15 - FINANCE LEASE OBLIGATIONS

The Company has entered into office space and mining equipment leases expiring between 2021 and 2025, with interest rates ranging from Nil% to 14.99% per annum. The Company has the option to purchase the mining equipment at the end of the lease term for a nominal amount. The Company’s obligations under finance leases are secured by the lessor’s title to the leased assets. As at December 31, 2020, plant, equipment and mining properties includes a net carrying amount of $1,087 (December 31, 2019 - $2,697) for this leased mining equipment.

The contractual maturities and interest charges in respect of the Company’s finance lease obligations are as follows:

	December 31,	December 31,
	2020	2019
Not later than one year	$213	$716
Later than one year and not later than five years	301	444
Later than five years	-	28
Less: Future interest charges	(28)	(54)
Present value of lease payments	486	1,134
Less: current portion	(208)	(692)
Non-current portion	$278	$442

The Company has a master credit facility with an equipment supplier for a total of $5,000. The facility is used to acquire equipment necessary for maintaining operations and exploration activities at the Avino Mine. As of December 31, 2020, the Company had $4,927 in available credit remaining under these facilities.